Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 CNY (¥) shares
Short term loan	¥ 49,840	$ 7,297	¥ 0
Accounts payable	63,602	9,312	50,899
Amounts due to related parties	157,295	23,030	76,433
Accrued expenses and other current liabilities	335,857	49,174	272,479
Income tax payable	53,598	7,847	40,387
Current portion of deferred revenue	965,152	141,311	761,876
Deferred tax liabilities, net	17,067	2,499	5,294
Other non-current liabilities	¥ 12,471	$ 1,826	¥ 59,806
Share capital, issued	127,250,000	127,250,000	117,250,000
Share capital, outstanding	127,250,000	127,250,000	117,250,000
VIE
Short term loan	¥ 0	$ 0	¥ 0
Accounts payable	37,271	0	50,899
Amounts due to related parties	142,068	0	62,138
Accrued expenses and other current liabilities	289,388	0	255,859
Income tax payable	23,886	0	13,958
Current portion of deferred revenue	936,615	0	761,876
Deferred tax liabilities, net	14,452	0	5,294
Other non-current liabilities	¥ 7,817	$ 0	¥ 59,806